Note 5 - Related Parties (Details Textual) - USD ($)						3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 29, 2025	Dec. 12, 2025	Feb. 12, 2025	Feb. 10, 2025	Jun. 07, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Stock Issued During Period, Shares, New Issues	100
Archimedes Tech SPAC Partners II Co
Stock Issued During Period, Shares, New Issues									8,400,000	8,400,000
Shares Subject to Forfeiture (in shares)											750,000
Repayments of Related Party Debt								$ 0	$ 290,000	$ 290,000
Accounts Payable, Current										1,239	$ 0
Archimedes Tech SPAC Sponsors II LLC (the "Sponsor") [Member] | Promissory Note [Member] | Archimedes Tech SPAC Partners II Co
Debt Instrument, Maximum Amount					$ 290,000
Repayments of Related Party Debt		$ 290,000	$ 290,000
Notes Payable										0	192,033
Related Party [Member] | Archimedes Tech SPAC Partners II Co
Accounts Payable, Current						$ 0		0		1,239
Related Party [Member] | Working Capital Loans [Member] | Archimedes Tech SPAC Partners II Co
Debt Instrument, Maximum Amount						$ 1,500,000		$ 1,500,000		$ 1,500,000
Conversion price						$ 10		$ 10		$ 10
Loans Payable											$ 0
Archimedes Tech SPAC Sponsors II LLC (the "Sponsor") [Member] | Archimedes Tech SPAC Partners II Co
Proceeds from Contributed Capital					$ 25,000
Stock Issued During Period, Shares, New Issues					5,750,000
Shares Subject to Forfeiture (in shares)					750,000
Founder Shares, Percentage of Outstanding Stock After IPO					20.00%
Founder Shares, Not Transferrable Period					6 months
Founder Shares, Lock-up, Threshold Share Price					$ 12
Founder Shares, Lock-up, Threshold Consecutive Trading Days					20 days
Founder Shares, Lock-up, Threshold Trading Days					30 days
Related Party Transaction, Amounts of Transaction				$ 26,786
Archimedes Tech SPAC Sponsors II LLC (the "Sponsor") [Member] | Archimedes Tech SPAC Partners II Co | Office Space, Administrative and Support Services [Member]
Maximum Monthly Reimbursement				10,000
Related Party Transaction, Amounts of Transaction				$ 106,786		$ 30,000	$ 30,000	$ 60,000	46,786
Archimedes Tech SPAC Sponsors II LLC (the "Sponsor") [Member] | Promissory Note [Member] | Archimedes Tech SPAC Partners II Co
Debt Instrument, Maximum Amount					$ 290,000
Archimedes Tech SPAC Sponsors II LLC (the "Sponsor") [Member] | Working Capital Loans [Member] | Archimedes Tech SPAC Partners II Co
Loans Payable							$ 0		$ 0	$ 0